Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 06, 2022	Jul. 08, 2022	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 27, 2023	Jun. 21, 2022	Mar. 30, 2022
Related Party Transaction [Line Items]
Total consideration			$ 813,000
Advances for vessels under construction			174,400		$ 24,000
Advances for vessels under construction			279,783		0	$ 0
Assumption of debt			196,317		0	866,344
Vessel operating expenses			10,899		9,172	5,923
General and administrative expenses			13,445		10,681	8,662
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses			10,899		9,172	5,923
LNG/C Aristos I and LNG/C Aristarchos [Member] | CGC Seller's Credit [Member]
Related Party Transaction [Line Items]
Full repayment of seller’s credit agreement		$ 10,000
Vessel SPAs' [Member] | Initial Vessels [Member]
Related Party Transaction [Line Items]
Advances for vessels under construction				$ 174,400
Percentage of aggregate acquisition price				10.00%
Vessel SPAs' [Member] | Remaining Vessels [Member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired				100.00%
Advances for vessels under construction				$ 138,100
Rights Offering [member]
Related Party Transaction [Line Items]
Subscription price of common units				$ 14.25
Subscription of common units				34,641,731
Rights Offering [member] | Maximum [Member]
Related Party Transaction [Line Items]
Unit purchase amount							$ 500,000
Common Partnership units transferred from CGC to Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
Common Partnership units transferred									1,153,846
Umbrella Agreement [Member] | Vessel SPAs' [Member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired				100.00%
Signing date				November 13, 2023
Number of companies acquired				11
Total consideration				$ 3,130,000
From the Partnership to CMTC [Member] | Capital Gas [Member]
Related Party Transaction [Line Items]
Advances for vessels under construction				141,683
Assumption of debt				196,317
Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Seller's credit - maximum borrowing capacity				$ 220,000
Master Agreement [Member] | One 174,000 CMB LNG/C vessel, LNG/C Asterix I, two 13,312 container carrier vessels, M/V Manzanillo Express, M/V Itajai Express, one 13,696 TEU container carrier vessel, M/V Buenaventura Express [Member]
Related Party Transaction [Line Items]
Total consideration	$ 596,583
Advances for vessels under construction								$ 30,000
Description of delivery dates	Pursuant to the Master Agreement, the vessels were delivered to the Partnership from CMTC in February 2023, in October 2022, in January 2023 and in June 2023 respectively
Related Party Transaction, Description of Transaction	Upon delivery, the vessel-owning company of the LNG/C Asterix I entered into a floating fee management agreement with Capital-Gas and each of the other three vessel-owning companies of the M/V Manzanillo Express, the M/V Itajai Express and the M/V Buenaventura Express entered into a separate floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses			$ 2,350		$ 2,050	$ 1,880
CMTC [member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired			54.20%		23.10%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
Percentage of equity interests acquired			2.10%		5.70%